Capital stock - Additional Information (Details)						1 Months Ended		12 Months Ended
	Apr. 10, 2020 CAD ($) shares	Mar. 05, 2020 CAD ($) shares	Mar. 04, 2020 CAD ($) shares	Jan. 20, 2020 CAD ($) $ / shares shares	Sep. 03, 2019 CAD ($) shares	Aug. 31, 2020 CAD ($) shares	Jul. 31, 2020 CAD ($) shares	Aug. 31, 2020 CAD ($) shares	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 CAD ($)	Sep. 03, 2020 shares
Disclosure of classes of share capital [line items]
Total consideration | $								$ 1,982,075
Transaction costs | $								320,230
Professional fees | $								$ 671,788	$ 111,653	$ 104,294
Board of directors
Disclosure of classes of share capital [line items]
Shares issued	540,540	86,486	36,036	76,577		6,757	357,973	6,757
Shares issued								39,189
Total consideration | $	$ 118,333	$ 320,000	$ 100,000	$ 212,500		$ 25,000	$ 1,324,500
Transaction costs | $	91,800							$ 145,000
Professional fees | $	$ 26,533
Shares issued in exchange for services rendered	31,982
CFO
Disclosure of classes of share capital [line items]
Shares issued							205,795
Total consideration | $								$ 500,000
Shares issued in exchange for services rendered						41,178		41,178
Maximum Shares issued in exchange for services rendered						205,795		205,795
Share-based compensation expense | $							$ 572,110
Class A common stock
Disclosure of classes of share capital [line items]
Shares issued					75
Total consideration | $					$ 75
Exchange of shares				600
Shares outstanding				13,850,916
Ratio of shares exchanged				23,084.86
Pre Consolidation Of Voting Common Shares											3.7
Post Consolidation Of Voting Common Shares											1
Class A common stock | Board of directors
Disclosure of classes of share capital [line items]
Shares issued				2,643
Consideration per share | $ / shares				$ 0.11
Class A common stock | CFO
Disclosure of classes of share capital [line items]
Total consideration | $								$ 2,500,000